Income Tax / Deferred Tax - Components of (Loss)/ Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	$ 20,845	$ (6,161)	$ (61,149)
Argentina [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	166	(3,781)	(12,939)
Paraguay [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	2,959	(5,539)	(10,235)
Uruguay [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	42,373	39,160	12,835
Panama [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	(22,818)	(34,283)	(47,055)
Marshall Islands [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	(1,757)	(1,618)	(3,356)
Brazil [member]
IfrsStatementLineItems [Line Items]
Profit (loss) before tax	$ (78)	$ (100)	$ (399)